Other Receivables - Summary of Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Receivables [Abstract]
Advances To Suppliers	€ 703	€ 373
Accrued income and prepayments	9,847	5,555
VAT receivables	20,789	18,198
Other receivables	1,671	2,215
Total other receivables	€ 33,010	€ 26,341